Note C - Securities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note
C
- Securities

The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at
December
31,
2016
and
2015
and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

	Amortized Cost	Gross Unrealized Gains		Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2016
U.S. Government sponsored entity securities	$10,624	$	----	$(80)	$10,544
Agency mortgage-backed securities, residential	87,367		495	(1,916)	85,946
Total securities	$97,991		$495	$(1,996)	$96,490

December 31, 2015
U.S. Government sponsored entity securities	$9,011	$	----	$(46)	$8,965
Agency mortgage-backed securities, residential	82,178		981	(473)	82,686
Total securities	$91,189		$981	$(519)	$91,651

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2016
Obligations of states and political subdivisions	$18,661	$654	$(148)	$19,167
Agency mortgage-backed securities, residential	4	----	----	4
Total securities	$18,665	$654	$(148)	$19,171

December 31, 2015
Obligations of states and political subdivisions	$19,898	$892	$(5)	$20,785
Agency mortgage-backed securities, residential	5	----	----	5
Total securities	$19,903	$892	$(5)	$20,790

At year-end
2016
and
2015,
there were no holdings of securities of any
one
issuer, other than the U.S. Government and its agencies, in an amount greater than
10%
of shareholders’ equity.

There were
no
sales of debt securities during
2016
and
2014.
During
2015,
proceeds from the sales of debt securities totaled
$10,550
with gross gains of
$163
recognized.

Securities with a carrying value of approximately
$72,397
at
December
31,
2016
and
$59,267
at
December
31,
2015
were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

Unrealized losses on the Company’s debt securities have not been recognized into income because the issuers’ securities are of high credit quality as of
December
31,
2016,
and management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at
December
31,
2016
and
2015
represents an other-than-temporary impairment.

The amortized cost and estimated fair value of debt securities at
December
31,
2016,
by contractual maturity, are shown below. Actual maturities
may
differ from contractual maturities because certain issuers
may
have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$4,001	$3,999	$272	$275
Due in one to five years	6,623	6,545	7,061	7,342
Due in five to ten years	----	----	8,690	9,029
Due after ten years	----	----	2,638	2,521
Agency mortgage-backed securities, residential	87,367	85,946	4	4
Total debt securities	$97,991	$96,490	$18,665	$19,171

The following table summarizes securities with unrealized losses at
December
31,
2016
and
December
31,
2015,
aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 201 6	Less than 12 Months		12 Months or More				Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss

U.S. Government sponsored entity securities	$10,544	$(80)	$	----	$	----	$10,544	$(80)
Agency mortgage-backed securities, residential	64,043	(1,916)		----		----	64,043	(1,916)
Total available for sale	$74,587	$(1,996)	$	----	$	----	$74,587	$(1,996)

	Less than 12 Months		12 Months or More				Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value		Unrecognized Loss		Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$3,813	$(148)	$	----	$	----	$3,813	$(148)
Total held to maturity	$3,813	$(148)	$	----	$	----	$3,813	$(148)

December 31, 201 5	Less than 12 Months		12 Months or More				Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss

U.S. Government sponsored entity securities	$7,964	$(46)	$	----	$	----	$7,964	$(46)
Agency mortgage-backed securities, residential	42,112	(407)		3,645		(66)	45,757	(473)
Total available for sale	$50,076	$(453)		$3,645		$(66)	$53,721	$(519)

	Less than 12 Months		12 Months or More				Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value		Unrecognized Loss		Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$995	$(5)	$	----	$	----	$995	$(5)
Total held to maturity	$995	$(5)	$	----	$	----	$995	$(5)